Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 26: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 26.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2022	2021	2020
Income
Dividends from subsidiaries (1)	$14,590	17,895	42,578
Interest income from subsidiaries	4,759	3,934	1,295
Other interest income	2	1	3
Other income	(53)	(418)	(231)
Total income	19,298	21,412	43,645
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	1,124	89	155
Long-term debt	4,994	2,823	3,591
Noninterest expense	2,043	309	794
Total expense	8,161	3,221	4,540
Income before income tax benefit and equity in undistributed income of subsidiaries	11,137	18,191	39,105
Income tax benefit	(1,503)	(819)	(1,694)
Equity in undistributed income of subsidiaries	542	2,538	(37,422)
Net income	$13,182	21,548	3,377
(1)     Includes dividends paid from indirect bank subsidiaries of $14.5 billion, $15.2 billion and $1.8 billion in 2022, 2021 and 2020, respectively.
Table 26.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2022	2021	2020
Net income	$13,182	21,548	3,377
Other comprehensive income (loss), after tax:
Debt securities	34	5	(10)
Derivatives and hedging activities	57	49	(2)
Defined benefit plans adjustments	145	347	(178)
Debit valuation adjustments (DVA)	(6)	—	—
Equity in other comprehensive income (loss) of subsidiaries	(11,909)	(2,297)	1,695
Other comprehensive income (loss), after tax:	(11,679)	(1,896)	1,505
Total comprehensive income	$1,503	19,652	4,882
Table 26.3: Parent-Only Balance Sheet

(in millions)	Dec 31, 2022	Dec 31, 2021
Assets
Cash, cash equivalents, and restricted cash due from subsidiary banks	$16,171	15,134
Loans to nonbank subsidiaries	182,656	185,050
Investments in subsidiaries (1)	161,627	172,926
Equity securities	143	140
Other assets	9,408	7,341
Total assets	$370,005	380,591
Liabilities and equity
Accrued expenses and other liabilities	$8,258	7,333
Long-term debt	134,159	146,082
Indebtedness to nonbank subsidiaries	47,699	39,570
Total liabilities	190,116	192,985
Stockholders’ equity	179,889	187,606
Total liabilities and equity	$370,005	380,591
(1)The years ended December 31, 2022 and 2021, include indirect ownership of bank subsidiaries with equity of $163.9 billion and $173.7 billion, respectively.
Table 26.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2022	2021	2020
Cash flows from operating activities:
Net cash provided (used) by operating activities	$(4,575)	11,938	50,193
Cash flows from investing activities:
Equity securities, not held for trading:
Proceeds from sales and capital returns	3	11	2,333
Purchases	(8)	(18)	(1,479)
Loans:
Net repayments from subsidiaries	—	—	10
Capital notes and term loans made to subsidiaries	(3,567)	(3,500)	(38,547)
Principal collected on notes/loans made to subsidiaries	4,062	2,618	558
Net decrease in investment in subsidiaries	—	—	425
Other, net	(263)	14	16
Net cash provided (used) by investing activities	227	(875)	(36,684)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	8,153	35,958	(22,613)
Long-term debt:
Proceeds from issuance	26,520	1,001	34,918
Repayment	(17,618)	(28,331)	(15,803)
Preferred stock:
Proceeds from issuance	—	5,756	3,116
Redeemed	—	(6,675)	(3,602)
Cash dividends paid	(1,115)	(1,205)	(1,290)
Common stock:
Repurchased	(6,033)	(14,464)	(3,415)
Cash dividends paid	(4,178)	(2,422)	(4,852)
Other, net	(344)	(364)	(100)
Net cash provided (used) by financing activities	5,385	(10,746)	(13,641)
Net change in cash, cash equivalents, and restricted cash	1,037	317	(132)
Cash, cash equivalents, and restricted cash at beginning of period	15,134	14,817	14,949
Cash, cash equivalents, and restricted cash at end of period	$16,171	15,134	14,817